Trade Receivables - Schedule of Balance of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade Receivables [Abstract]
Open accounts	$ 12,040	$ 3,291
Provision for expected credit losses	(244)	(60)
Trade receivables, net	$ 11,796	$ 3,231